GOODWILL - IMPAIRMENT TESTS FOR CASH-GENERATING UNITS CONTAINING GOODWILL (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GOODWILL [abstract]
Cost	¥ 16,495	¥ 14,016
Less: accumulated impairment losses	(7,861)	(7,663)
Goodwill	¥ 8,634	¥ 6,353